Concentration - Schedules of Concentrations of Continuing Operations (Details) - 12 months ended Feb. 28, 2023 - Customer Concentration Risk ¥ in Thousands, $ in Thousands	CNY (¥)	USD ($)	USD ($)
Revenue | Customer A
Concentration Risk [Line Items]
Revenues from customer	¥ 7,381	$ 1,065
Concentration Risk, Percentage	22.00%	22.00%
Revenue | Major Customers
Concentration Risk [Line Items]
Revenues from customer	¥ 7,381	$ 1,065
Concentration Risk, Percentage	22.00%	22.00%
Accounts Receivable | Customer B
Concentration Risk [Line Items]
Accounts Receivable from customer	¥ 492		$ 71
Concentration Risk, Percentage	55.00%	55.00%
Accounts Receivable | Customer C
Concentration Risk [Line Items]
Accounts Receivable from customer	¥ 100		14
Concentration Risk, Percentage	11.00%	11.00%
Accounts Receivable | Major Customers
Concentration Risk [Line Items]
Accounts Receivable from customer	¥ 592		$ 85
Concentration Risk, Percentage	66.00%	66.00%